Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Inst Adv Inst | Spartan Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expensesA	0.16%	0.14%
Fee waiver and/or expense reimbursement	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.08%	0.06%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 8	$ 6
3 years	$ 39	$ 33
5 years	$ 78	$ 67
10 years	$ 192	$ 167

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265